Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Summary of Compensation of Key Management Personnel

Compensation of key management personnel of the Company

	2019	2018	2017
	(in thousands)
	£	£	£
Short-term employee benefits	1,686	1,687	1,184
Pension and other benefits	69	72	56
Share-based payments	1,976	893	11,230
	3,731	2,652	12,470